Risk information - Impact of one percentage point change in market interest rate (Details) - Market risk - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Risk information
Percentage of increase in market interest rate	1.00%	1.00%
Impact from one percentage point increase in market interest rate	kr (377)	kr (316)
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	kr 283	kr 302
Percentage of decrease in market interest rate	1.00%	1.00%
Impact from one percentage point decrease in market interest rate	kr 835	kr 898
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	(280)	(278)
Foreign currencies
Risk information
Impact from one percentage point increase in market interest rate	(268)	(200)
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	162	146
Impact from one percentage point decrease in market interest rate	579	592
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	(165)	(128)
SKR
Risk information
Impact from one percentage point increase in market interest rate	(109)	(116)
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	121	156
Impact from one percentage point decrease in market interest rate	256	306
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	kr (115)	kr (150)